Fair Value Measurement - Schedule of Warrants Measured at Fair Value Using Level 3 Inputs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Embedded Derivative Liability [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Beginning Balance	$ 847,753
Subtractions		(222,865)
Change in fair value	(567,413)	624,888
Ending balance	280,340	847,753
June 2024 Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Beginning Balance	5,333,794
Subtractions		(283,293)
Change in fair value	(3,685,329)	5,050,501
Ending balance	1,648,465	5,333,794
November 2024 Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Beginning Balance	12,467,515
Subtractions		(663,408)
Change in fair value	(8,616,568)	11,804,107
Ending balance	3,850,947	12,467,515
Pre-Funded Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Beginning Balance	52,682,426
Subtractions	(3,055,814)	(5,085,682)
Change in fair value	(33,535,593)	47,596,744
Ending balance	16,091,019	52,682,426
Common Stock Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Beginning Balance	94,286,790
Subtractions		(18,153,362)
Change in fair value	(58,440,797)	76,133,428
Ending balance	$ 35,845,993	$ 94,286,790